Financial Instruments - Remaining Contractual Maturity for its Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	¥ 481,653		¥ 400,829
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate			565,983
Undiscounted cash flows of financial liabilities, Amount due to a shareholder			10,557
Undiscounted cash flows of financial liabilities	1,047,199		977,369
Carrying amount, Trade and other payables	481,653	$ 73,817	400,829
Carrying amount, Bank borrowings - fixed rate	558,000	85,517	558,000
Carrying amount, Amount due to a shareholder			10,557
Carrying amount	1,039,653	159,334	969,386
Bank borrowings 4.05% [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	565,546
Carrying amount, Bank borrowings - fixed rate	558,000	$ 85,517
On demand/less than 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	371,653		330,829
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate			343,472
Undiscounted cash flows of financial liabilities, Amount due to a shareholder			10,557
Undiscounted cash flows of financial liabilities	715,045		684,858
On demand/less than 3 months [member] | Bank borrowings 4.05% [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	343,392
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	110,000		70,000
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate			222,511
Undiscounted cash flows of financial liabilities, Amount due to a shareholder			0
Undiscounted cash flows of financial liabilities	332,154		¥ 292,511
3 months to 1 year [member] | Bank borrowings 4.05% [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	¥ 222,154
Weighted average [member] | Bank borrowings 4.05% [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Weighted average effective interest rate	4.32%	4.32%
Weighted average [member] | Bank borrowings 4.35% [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Weighted average effective interest rate			4.35%